Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, plant and equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening gross value January 1, 2024	1,182	1,314	1,501	2,055	6,052
Additions	142	11	314	692	1,159
Disposals	—	—	(28)	—	(28)
Transfers	—	488	—	(488)	—
Other	—	—	93	—	93
Exchange differences	32	23	22	—	77
Cost at December 31, 2024	1,356	1,836	1,902	2,259	7,353
Additions	113	—	150	534	797
Disposals	(143)	(487)	(266)	—	(896)
Transfers	—	2,762	—	(2,762)	—
Exchange differences	(23)	5	(2)	(1)	(21)
Cost at December 31, 2025	1,303	4,116	1,784	30	7,233
Depreciation
Opening accumulated depreciation January 1, 2024	(820)	(439)	(605)	—	(1,864)
Depreciation charge	(164)	(219)	(327)	—	(710)
Disposals	—	—	21	—	21
Exchange differences	(23)	(13)	(11)	—	(47)
Depreciation at December 31, 2024	(1,007)	(671)	(922)	—	(2,600)
Depreciation charge	(148)	(526)	(371)	—	(1,045)
Disposals	88	487	148	—	723
Impairment loss	—	(235)	(26)	—	(261)
Exchange differences	9	(6)	(1)	—	2
Depreciation at December 31, 2025	(1,058)	(951)	(1,172)	—	(3,181)
Net book value at December 31, 2024	349	1,165	980	2,259	4,753
Net book value at December 31, 2025	245	3,165	612	30	4,052

In 2025, acquisitions were mainly related to the US production line under construction for an amount of €0.5 million (2024: €0.7 million), laboratory equipment for an amount of €150,000 (2024: €314,000) and furniture and office equipment for an amount of €113,000 (2024: €142,000). The total amount of purchases of property, plant and equipment in the consolidated statements of cash flow is higher than the additions due to the tax incentive relating to investments of 2025 amounting to €8,000 (2024: €6,000).

In 2025, the Company disposed of assets within property, plant and equipment after concluding that no future economic benefits are expected. The Company recognized a loss on the disposal of €170,000, presented within selling, general and administrative expenses.

In 2025, the Company recognized an impairment loss of €261,000, presented within research & development expenses, on an asset within property, plant and equipment after concluding that no future economic benefits are expected.

In 2024, the line Other in the cost of property, plant and equipment includes a correction of the tax incentive in Belgium on the investments of 2023 for an amount of €93,000. We refer to note 10 for more details.

There has been a transfer from assets under construction for an amount of €2.8 million to leasehold improvement (2024: €488,000).

The depreciation charge amounts to €1.0 million in 2025 and to €0.7 million in 2024.